Related Party Transactions	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Related Party Transactions

NOTE 9 - Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $2,500 during the quarter ended November 30, 2010, and $3,750 per quarter starting in the second quarter ending February 28, 2011. New Board member compensation is pro rated in their first quarter. During the three months ended May 31, 2012 and 2011, the Company incurred $18,750 and $20,888, respectively in cash based Board compensation. During the nine months ended May 31, 2012 and 2011, the Company incurred $70,350 and $41,513, respectively in cash based Board compensation. Additionally, the Company recognized stock compensation expense related to stock options granted for services rendered by non-employee directors of the Company, which is included in professional fees (See “Note 7 - Stock Options” above) during the three months ended May 31, 2012 and 2011, of $19,782 and $92,114, respectively. During the nine months ended May 31, 2012 and 2011, the Company recognized stock compensation expense of $96,138 and $283,014.

March 21, 2011, Todd Pitcher was elected to the Board and received $3,750 per quarter for his Board related services. On May 19, 2011, the Company entered into an Advisory Engagement Agreement (the “Agreement”) with Aspire Clean Tech Communications, Inc., a private corporation wholly owned by Todd Pitcher, Director. Pursuant to the Agreement Mr. Pitcher will provide ongoing corporate advisory and support services - until the parties agree otherwise in writing - in exchange for compensation of $3,500 per month plus reimbursement of business related, out-of-pocket expenses. On July 1, 2011, the Agreement was amended to increase the monthly compensation from $3,500 to $10,000 due to the increased level of time required for Mr. Pitcher to execute his duties. On September 30, 2011, the Agreement was further amended to include the addition of a $1,000 per month health insurance reimbursement retroactively applied to include the month of July 2011. On December 8, 2011, Mr. Pitcher resigned from the Board and ceased performing services for the Company. The Company paid Mr. Pitcher $30,000 upon receipt of an executed Mutual Termination and Release.

On February 2, 2011, the Company entered into an employment agreement with Mr. Scott Taper pursuant to which Mr. Taper was appointed the Company’s Vice President of Business Development. Pursuant to the terms of the employment agreement, Mr. Taper was entitled to an annual salary of $90,000, which would increase to $100,800 if certain milestone were met, and a stipend of $1,000 per month to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan. The employment agreement provides that Mr. Taper’s employment by the Company was “at-will employment” and may be terminated by Mr. Taper or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. On February 28, 2011, Mr. Taper, resigned as the Company’s Vice President of Business Development.

On February 1, 2011, the Company entered into a consultancy agreement with Mr. Elliot Maza pursuant to which Mr. Maza was appointed the Company’s Chief Financial Officer. Pursuant to the terms of the consultancy agreement, Mr. Maza is entitled to a monthly fee of $7,500. The consultancy agreement provides that Mr. Maza’s engagement is on a part-time basis and is “at-will” and may be terminated by Mr. Maza or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. On August 31, 2011, Mr. Maza, resigned as the Company’s CFO.

On December 17, 2010, the Company entered into an employment agreement with Mr. Farago pursuant to which Mr. Farago was appointed the Company’s Chief Operating Officer. Pursuant to the employment agreement, Mr. Farago was entitled to an annual salary of $150,000, to increase to $250,000 if the Company consummates either an equity or debt financing or series of financings with net proceeds of at least $7,000,000 and a stipend of $1,000 per month to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan. The employment agreement provides that Mr. Farago’s employment by the Company was “at-will employment” and may be terminated by Mr. Farago or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. Also on December 17, 2010, the Board approved, and the Company granted, Mr. Farago a stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $6.21 per share, the fair market value of the Company’s common stock on the date of grant. The stock option expires ten years from the date of grant and is subject to various vesting terms. Effective as of August 12, 2011, Mr. Andrew Farago resigned as the Chief Operating Officer. On the date of his resignation Mr. Farago had vested 83,334 options which Mr. Farago has until August 12, 2012 to exercise.

The law firm of Sierchio & Company, LLP, of which Joseph Sierchio, one of the Company's directors, is a principal, has provided counsel to the Company since its inception. In July 2008, the Company asked Mr. Sierchio to join the Company's Board. During the three months ended May 31, 2012 and 2011, the law firm of Sierchio & Company, LLP provided $44,099 and $53,942, respectively, of legal services. During the nine months ended May 31, 2012 and 2011, the law firm of Sierchio & Company, LLP provided $141,528 and $149,502, respectively, of legal services. At May 31, 2012, the Company owed Sierchio & Company LLP $28,395 which is included in accounts payable.

The Company’s corporate office is located at 9192 Red Branch Road, Suite 110, Columbia, Maryland 21045. On December 1, 2009, the Company entered into a one year sublease agreement with MVP Law Group, P.A., of which the Company's former Chief Executive Officer and President is a founder. Mr. Patel sold this practice and has an “Of Counsel” relationship with MVP Law Group. Rent for this office space was $1,100 per month through November 30, 2011. The Company’s sublease with MVP Law Group, P.A., renewed effective December 1, 2011, for an additional twelve months at $1,100 per month.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.

Note 10. Related Party Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

For services rendered in the capacity of a Board member, non-employee Board members received $2,500 during our quarter ended November 30, 2010, and $3,750 per quarter starting in our second quarter ending February 28, 2011. New Board member compensation is pro rated in their first quarter. During our fiscal year ended August 31, 2011 and 2010, the Company incurred $64,013 and $30,000, respectively in cash based Board compensation. Additionally, during the year ended August 31, 2011 and 2010, the Company incurred $341,429 and $100,379, respectively in stock based compensation related to stock options granted (See “Note 9. Stock Options” above) for services rendered by non-employee directors of the Company, which is included in professional fees.

March 21, 2011, Todd Pitcher was elected to the Board and receives $3,750 per quarter for his Board related services. On May 19, 2011, the Company entered into an Advisory Engagement Agreement (the "Agreement") with Aspire Clean Tech Communications, Inc., a private corporation wholly owned by Todd Pitcher, Director. Pursuant to the Agreement Mr. Pitcher will provide ongoing corporate advisory and support services - until the parties agree otherwise in writing - in exchange for compensation of $3,500 per month plus reimbursement of business related, out-of-pocket expenses. On July 1, 2011 the Agreement was amended to increase the monthly compensation from $3,500 to $10,000 due to the increased level of time required for Mr. Pitcher to execute his duties. On September 30, 2011, the Agreement was further amended to include the addition of a $1,000 per month health insurance reimbursement retroactively applied to include the month of July 2011.

On February 2, 2011, the Company entered into an employment agreement with Mr. Scott Taper pursuant to which Mr. Taper was appointed the Company’s Vice President of Business Development. Pursuant to the terms of the employment agreement, Mr. Taper was entitled to an annual salary of $90,000, which would increase to $100,800 if certain milestone were met, and a stipend of $1,000 per month to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan. The employment agreement provides that Mr. Taper’s employment by the Company was “at-will employment” and may be terminated by Mr. Taper or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. On February 28, 2011, Mr. Taper, resigned as the Company’s Vice President of Business Development.

On February 1, 2011, the Company entered into a consultancy agreement with Mr. Elliot Maza pursuant to which Mr. Maza was appointed the Company’s Chief Financial Officer. Pursuant to the terms of the consultancy agreement, Mr. Maza is entitled to a monthly fee of $7,500. The consultancy agreement provides that Mr. Maza’s engagement is on a part-time basis and is “at-will” and may be terminated by Mr. Maza or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. On August 31, 2011, Mr. Maza, resigned as the Company’s CFO.

On December 17, 2010, the Company entered into an employment agreement with Mr. Farago pursuant to which Mr. Farago was appointed the Company’s Chief Operating Officer. Pursuant to the employment agreement, Mr. Farago was entitled to an annual salary of $150,000, to increase to $250,000 if the Company consummates either an equity or debt financing or series of financings with net proceeds of at least $7,000,000 and a stipend of $1,000 per month to cover medical insurance premiums until such time as the Company could provide an alternative medical insurance plan. The employment agreement provides that Mr. Farago’s employment by the Company was “at-will employment” and may be terminated by Mr. Farago or the Company at any time, with or without cause, and for any reason whatsoever, upon written notice to the other. Also on December 17, 2010, the Board approved, and the Company granted, Mr. Farago a stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $6.21 per share, the fair market value of the Company’s common stock on the date of grant. The stock option expires ten years from the date of grant and is subject to various vesting terms. See “Note 9. Stock Options” for details of the vesting terms. Effective as of August 12, 2011, Mr. Andrew Farago resigned as the Chief Operating Officer. On the date of his resignation Mr. Fargo had vested 83,334 options which Mr. Farago has until August 12, 2012 to exercise.

On December 15, 2009, the Board approved, and the Company granted, a stock option to each of three of its non-employee directors (Jatinder Bhogal, Joseph Sierchio, and Alastair Livesey) permitting each to purchase, subject to applicable vesting provisions, 16,667 shares of the Company’s common stock at an exercise price of $1.32 per share, the fair market value of the Company’s common stock on the date of grant. Each stock option expires five years from the date of grant, on December 15, 2014 and vests as follows: (a) as to 6,667 shares on December 16, 2009; (b) as to 5,000 shares on December 16, 2010; and (c) as to 5,000 shares on December 16, 2011. The stock options are further subject to the terms and conditions of a stock option agreement between each director and the Company. Under the terms of the stock option agreement, the stock option agreement will terminate and there will be no further vesting of stock options effective as of the date that the director ceases to be a director of the Company. Upon termination of such service, the director will have a specified period of time to exercise vested stock options, if any. The grant date fair value of each 16,667 stock option was estimated at $1.05 each, for a total of $17,500, using the Black-Scholes option pricing model with the following weighted average assumptions: 0% dividend yield, expected volatility of 140.41%, risk-free interest rate of 1.38%, and expected life of 3.25 years. During the year ended August 31, 2011 and 2010, the Company recorded stock compensation of $12,469 and $37,734, respectively for the amortization of the fair value of these stock options.

The law firm of Sierchio & Company, LLP, of which Joseph Sierchio, one of our directors, is a principal, has provided counsel to us since the Company's inception. In July 2008, the Company asked Mr. Sierchio to join the Company's Board. During the years ended August 31, 2011 and 2010, the law firm of Sierchio & Company, LLP provided $198,142 and $144,038, respectively, of legal services. At August 31, 2011, the Company owed S&C LLP $48,640 which is included in accounts payable.

The Company’s corporate office is located at 9192 Red Branch Road, Suite 110, Columbia, Maryland 21045. On December 1, 2009, the Company entered into a one year sublease agreement with MVP Law Group, P.A., of which the Company's former Chief Executive Officer and President is a founder. Mr. Patel sold this practice and has an “Of Counsel” relationship with MVP Law Group. Rent for this office space is $1,100 per month through November 30, 2011. The Company's sublease with MVP Law Group, P.A., will renew effective December 1, 2011, for an additional twelve months at $1,100 per month.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.